Net Loss Per Share (Tables)	12 Months Ended
Dec. 31, 2025
Net Loss Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the years presented:

	For the years ended December 31,
	2023	2024	2025
Numerator:
Net loss attributable to the Company’s ordinary shareholders	$(26,912)	$(68,663)	$(3,942)
Numerator for basic and diluted net loss per share calculation	$(26,912)	$(68,663)	$(3,942)

Denominator:
Weighted average number of ordinary shares	85,441,057	95,996,861	102,081,873

Net loss attributable to the Company’s ordinary shareholders per ordinary share
—Basic and diluted	$(0.31)	$(0.72)	$(0.04)